SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Income (Expenses), net (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Other Income (Expenses), net
Late fees related to social security insurance	¥ 300,000	$ 42,173	¥ 1,396,221	¥ 1,852,378	$ 291,796	¥ 7,701,793
Tax on late fees related to its social security insurance				200,000		18,700,000
Payments of late fees related to social security insurance and tax	¥ 100,000		¥ 86,200,000	¥ 86,200,000		¥ 5,000,000.0